December 23, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	JNLNY Separate Account I (Combination Prospectus for Perspective II, Perspective L Series)
File Nos. 333-175721 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement that would have been filed under paragraph (c) do not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the second of two prospectuses for this offering of securities.

If you have any questions, please call me at (517) 702-2442.

Yours truly,

/s/ JEANNETTE BRYA

Jeannette Brya
Attorney